Average Annual Total Returns - FidelityCaliforniaMunicipalIncomeFund-RetailPRO - FidelityCaliforniaMunicipalIncomeFund-RetailPRO - Fidelity California Municipal Income Fund	Apr. 29, 2023
Fidelity California Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(8.88%)
Past 5 years	0.98%
Past 10 years	2.24%
Fidelity California Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(8.88%)
Past 5 years	0.93%
Past 10 years	2.20%
Fidelity California Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.34%)
Past 5 years	1.37%
Past 10 years	2.42%
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Past 10 years	2.13%
LB025
Average Annual Return:
Past 1 year	(8.19%)
Past 5 years	1.25%
Past 10 years	2.32%